Federal Home Loan Bank Stock	12 Months Ended
Dec. 31, 2016
Text Block [Abstract]
Federal Home Loan Bank Stock

Note 3. Federal Home Loan Bank Stock

The Company, as a member of the Federal Home Loan Bank of Dallas (“FHLB”) system, owns stock in the organization. No ready market exists for the stock, and it has no quoted market value. The Company’s investment in the FHLB is carried at cost of $1,219,500 and $1,202,900 at December 31, 2016 and December 31, 2015, respectively, and is included in other assets. The Company has had stock redeemed in 2015 at the par value of $100 per share.